Income taxes	12 Months Ended
Mar. 31, 2015
Income taxes

18. Income taxes:

Total income taxes for the fiscal years ended March 31, 2013, 2014 and 2015 comprised the following:

	Millions of yen
	2013	2014	2015
Income from continuing operations	¥323,059	¥307,979	¥238,067
Other comprehensive income (loss)	23,828	20,025	15,238

Total income taxes	¥346,887	¥328,004	¥253,305

For the fiscal years ended March 31, 2013, 2014 and 2015, NTT DOCOMO, INC. and its domestic subsidiaries were subject to a National Corporate Tax of 28.05%, 28.05%, and 25.5%, respectively, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax and Special Local Corporate Tax of approximately 8%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipality.

The aggregate statutory income tax rates for the fiscal years ended March 31, 2013, 2014 and 2015 were 38.1%, 38.1% and 35.8%, respectively. The actual effective income tax rates for the fiscal years ended March 31, 2013, 2014 and 2015 were 38.8%, 37.0% and 37.0%, respectively.

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2013	2014	2015
Statutory income tax rate	38.1%	38.1%	35.8%
Expenses not deductible for tax purposes	0.4	0.1	0.3
Research and other credits	(0.9)	(0.8)	(0.7)
Tax credits of investment in productivity improvement facilities	—	—	(3.6)
Change in valuation allowance	1.5	1.1	2.0
Effect of enacted changes in tax laws and rates	0.3	1.0	3.9
Effect of consolidation of affiliates	0.3	—	—
Effect of outside basis differences of equity method investment	(1.4)	(3.1)	(0.6)
Other	0.5	0.6	(0.1)

Actual effective income tax rate	38.8%	37.0%	37.0%

The amendments to the Japanese Corporate Tax Law were enacted on March 20, 2014, and the corporate tax rate was changed effectively from April 1, 2014. The aggregate statutory income tax rate declined from 38.1% to 35.8% to be used in measuring deferred tax assets and liabilities after the enactment date, resulting from temporary differences that are expected to be recovered or settled during the fiscal year from April 1, 2014 and thereafter. The impact of the change in the enacted tax rate on DOCOMO’s financial results was insignificant for the fiscal year ended March 31, 2014.

Amendments to the Japanese Corporate Tax Law were enacted on March 31, 2015, and the corporate tax rate has been changed effective from April 1, 2015 and will be changed again effective from April 1, 2016.

The aggregate statutory income tax rate to be used in measuring deferred tax assets and liabilities after the enactment date declined from 35.8% to 33.4%, and 32.8%, resulting from temporary differences that are expected to be recovered or settled during the fiscal years from April 1, 2015 to March 31, 2016 and April 1, 2016 and thereafter, respectively.

Due to the change in the enacted tax rates, net deferred tax assets as of enactment date decreased by ¥25,040 million, and the effect of this adjustment is recorded in the “Income taxes-deferred” on the consolidated statements of income for the fiscal year ended March 31, 2015. Net income attributable to NTT DOCOMO, INC. decreased by ¥25,264 million as of enacted date.

According to amendments to the Japanese Corporate Tax Law enacted on March 20, 2014, new deductible special depreciation or tax credits for the investments of productivity improvement facilities were introduced. DOCOMO applied the tax credit for the investments of these eligible investments. The tax credit for investments in productivity improvement facilities amounted to ¥23,435 million for NTT DOCOMO, INC. and its domestic subsidiaries for the fiscal year ended March 31, 2015. Under the Japanese Corporate Tax Law, the investment tax credit does not reduce any tax basis of the related assets. DOCOMO recognized the entire tax benefit from this investment tax credit as a reduction to current income tax expense based on the Flow-Through Method. There was no unused investment tax credit as of March 31, 2015.

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Deferred tax assets:
Investments in affiliates	¥108,244	¥102,665
Property, plant and equipment and intangible assets	74,996	84,347
Liability for employees’ retirement benefits	57,662	56,590
Accrued liabilities for loyalty programs	55,409	39,363
Operating loss carry-forwards	37,566	39,031
Marketable securities and other investments	11,255	11,358
Deferred revenues regarding “Nikagetsu Kurikoshi” and “Packet Kurikoshi”	13,000	10,723
Compensated absences	11,156	10,621
Accrued enterprise tax	11,754	6,970
Inventories	3,373	6,328
Accrued bonus	6,263	5,703
Receivables held for sale	10,276	5,434
Allowance for doubtful accounts	506	3,654
Accrued commissions to agent resellers	3,104	1,945
Asset retirement obligations	1,893	1,755
Other	12,039	13,551

Sub-total deferred tax assets	¥418,496	¥400,038
Less: Valuation allowance	(39,641)	(48,701)

Total deferred tax assets	¥378,855	¥351,337

Deferred tax liabilities:
Investments in affiliates	¥22,980	¥26,692
Unrealized holding gains on available-for-sale securities	19,284	26,204
Identifiable intangible assets	10,033	8,590
Other	4,963	3,473

Total deferred tax liabilities	¥57,260	¥64,959

Net deferred tax assets	¥321,595	¥286,378

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Deferred tax assets (Current assets)	¥61,592	¥61,512
Deferred tax assets (Non-current investments and other assets)	269,500	237,427
Other current liabilities	(199)	(29)
Other long-term liabilities	(9,298)	(12,532)

Total	¥321,595	¥286,378

As of March 31, 2015, certain subsidiaries of DOCOMO had operating loss carry-forwards for tax purposes of ¥142,955 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2015
Within 5 years	¥11,986
6 to 20 years	104,724
Indefinite periods	26,245

Total	¥142,955

As of and for the fiscal years ended March 31, 2013, 2014 and 2015, DOCOMO had no material unrecognized tax benefits. DOCOMO does not believe that there will be any significant increases or decreases in reserve for unrecognized tax benefits within the next 12 months. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2013, 2014 and 2015 are immaterial.

In assessing the realizability of deferred tax assets, DOCOMO considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carry-forwards become deductible. DOCOMO considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The realizability of all of DOCOMO’s deferred tax assets is substantially dependent upon the generation of future book income and DOCOMO anticipates continuing to generate substantial book income.

The net changes in the total valuation allowance were an increase of ¥17,478 million for the fiscal year ended March 31, 2013, and an increase of ¥11,483 million for the fiscal year ended March 31, 2014, and an increase of ¥9,060 million for the fiscal year ended March 31, 2015, respectively. DOCOMO believes that it is more likely than not that the deferred tax assets less valuation allowances of certain subsidiaries will be realized; however, that assessment could change in the near term if estimates of future taxable income during the carry-forward period are reduced.

DOCOMO mainly files income tax returns in Japan. DOCOMO is no longer subject to regular income tax examination by the tax authority for and before the fiscal year ended March 31, 2013.

DOCOMO does not disclose amounts applicable to foreign income taxes separately because amounts applicable to foreign income from continuing operations and to foreign income taxes are immaterial.

Other taxes—

The consumption tax rate for all taxable goods and services, with minor exceptions, was 5% for the fiscal years ended March 31, 2013 and 2014 and 8% for the fiscal year ended March 31, 2015. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by DOCOMO when purchasing goods and services.